Summary of the Warrants (Details) (Parenthetical) - $ / shares	Sep. 30, 2024		Mar. 13, 2024	Jan. 12, 2024	Dec. 31, 2023		Apr. 10, 2023
Class of Stock [Line Items]
Exercise price			$ 8.10				$ 7.50
Starr Forbearance Agreement [Member]
Class of Stock [Line Items]
Exercise price			$ 7.10
Number Of warrants repriced			75,000
C V Starr Co Inc [Member]
Class of Stock [Line Items]
Exercise price			$ 5.895
Number Of warrants repriced			50,000
Two Thousand Twenty Four Warrant Repricing [Member]
Class of Stock [Line Items]
Exercise price				$ 2.4898	$ 67.70
Number Of warrants repriced				652,981
Dragasac Warrant [Member]
Class of Stock [Line Items]
Exercise price	$ 2.4898	[1]			67.70	[2]
Public Warrants [Member]
Class of Stock [Line Items]
Exercise price	$ 115.00	[3]			$ 115.00	[4]
Warrants outstanding	14,374,478				14,374,478
Sponsor Warrants [Member]
Class of Stock [Line Items]
Exercise price	$ 115.00	[3]			$ 115.00	[4]
Warrants outstanding	8,499,999				8,499,999
Common Class A [Member] | Two Thousand Twenty Four Warrant Repricing [Member]
Class of Stock [Line Items]
Exercise price				$ 67.70
Common Class A [Member] | Dragasac Warrant [Member]
Class of Stock [Line Items]
Exercise price	$ 67.70				$ 67.70
Warrants per share, percentage					80.00%
Common Class A [Member] | Sponsor Warrants [Member]
Class of Stock [Line Items]
Exercise price	$ 115.00				$ 115.00

[1]	In connection with the execution of the January 2024 PIPE described above, the Company agreed to reprice 652,981 legacy warrants held by Dragasac with a previous exercise price of $67.70 to a new exercise price of $2.4898. The term of the warrants was unchanged.
[2]	The exercise price is the lesser of $67.70 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.
[3]	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.
[4]	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.